Schedule of Investments (unaudited) September 30, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 8.9%(a)
AIMCO CLO, Series 2017-AA, Class A, (LIBOR USD 3 Month + 1.26%), 3.54%, 07/20/29(b)	USD	500	$500,337
Allegro CLO VI Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.13%), 3.43%, 01/17/31(b)		400	397,904
Allegro CLO X Ltd., Series 2019-1A, Class A, (LIBOR USD 3 Month + 1.42%), 3.87%, 04/20/32(b)		500	499,987
ALM VII R Ltd., Series 2013-7RA, Class A1R, (LIBOR USD 3 Month + 1.41%), 3.71%, 10/15/28(b)		250	249,922
Anchorage Capital CLO Ltd.(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.55%, 10/13/30		500	498,966
Series 2018-10A, Class A1A, (LIBOR USD 3 Month + 1.20%), 3.50%, 10/15/31		500	497,125
Ares XXXIR CLO Ltd., Series 2014-31RA, Class A2, (LIBOR USD 3 Month + 1.30%), 3.43%, 05/24/30(b)		500	490,482
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (LIBOR USD 3 Month + 1.17%), 3.47%, 10/15/30(b)		250	249,685
Ares XXXVR CLO Ltd., Series 2015-35RA, Class A2, (LIBOR USD 3 Month + 1.40%), 3.70%, 07/15/30(b)		1,000	987,459
Assurant CLO I Ltd.(b):
Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.25%), 3.53%, 10/20/29		900	898,043
Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.70%), 3.98%, 10/20/29		500	498,311
Atrium IX, Series 9A, Class AR, (LIBOR USD 3 Month + 1.24%), 3.38%, 05/28/30(b)		500	500,002
Barings CLO Ltd., Series 2018-3A, Class A1, (LIBOR USD 3 Month + 0.95%), 3.23%, 07/20/29(b)		500	499,661
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1RR, (LIBOR USD 3 Month + 1.25%), 3.53%, 01/20/29(b)		500	500,480
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (LIBOR USD 3 Month + 1.10%), 3.38%, 01/20/31(b)		500	498,416
Carlyle Global Market Strategies CLO Ltd., Series 2014-2RA, Class A1, (LIBOR USD 3 Month + 1.05%), 3.21%, 05/15/31(b)		500	496,089
Carlyle US CLO Ltd., Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.48%, 01/15/30(b)		250	249,300
CBAM Ltd.(b):
Series 2018-5A, Class B1, (LIBOR USD 3 Month + 1.40%), 3.70%, 04/17/31		1,000	978,986
Series 2018-6A, Class A, (LIBOR USD 3 Month + 0.94%), 3.24%, 07/15/31		500	500,117
Series 2018-6A, Class B1, (LIBOR USD 3 Month + 1.50%), 3.80%, 07/15/31		500	491,432
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.55%, 10/17/30(b)		513	512,401
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1A, (LIBOR USD 3 Month + 1.35%), 3.47%, 05/29/32(b)		500	500,180
CIFC Funding Ltd.(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.57%, 07/16/30		250	250,836
Series 2013-4A, Class A1RR, (LIBOR USD 3 Month + 1.06%), 3.32%, 04/27/31		1,000	990,739

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2013-4A, Class A2RR, (LIBOR USD 3 Month + 1.30%), 3.56%, 04/27/31	USD	650	$638,685
Series 2014-2RA, Class A1, (LIBOR USD 3 Month + 1.05%), 3.33%, 04/24/30		1,000	998,470
Series 2017-3A, Class A1, (LIBOR USD 3 Month + 1.22%), 3.50%, 07/20/30		1,850	1,849,605
Deer Creek CLO Ltd., Series 2017-1A, Class B, (LIBOR USD 3 Month + 1.65%), 3.93%, 10/20/30(b)		500	496,248
Dryden 49 Senior Loan Fund(b):
Series 2017-49A, Class A, (LIBOR USD 3 Month + 1.21%), 3.51%, 07/18/30		1,680	1,679,620
Series 2017-49A, Class B, (LIBOR USD 3 Month + 1.70%), 4.00%, 07/18/30		1,000	994,374
Elmwood CLO II Ltd., Series 2019-2A, Class A, (LIBOR USD 3 Month + 1.45%), 4.00%, 04/20/31(b)		500	499,997
Gilbert Park CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.19%), 3.49%, 10/15/30(b)		750	748,911
Greywolf CLO VII Ltd., Series 2018-2A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.46%, 10/20/31(b)		500	497,121
Grippen Park CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.26%), 3.54%, 01/20/30(b)		1,500	1,501,980
Highbridge Loan Management Ltd., Series 12A-18, Class A2, (LIBOR USD 3 Month + 1.50%), 3.80%, 07/18/31(b)		500	488,934
LCM XXIII Ltd., Series 23A, Class A1, (LIBOR USD 3 Month + 1.40%), 3.68%, 10/20/29(b)		500	501,685
LCM XXIV Ltd., Series 24A, Class A, (LIBOR USD 3 Month + 1.31%), 3.59%, 03/20/30(b)		500	501,085
Madison Park Funding XXV Ltd., Series 2017- 25A, Class A1, (LIBOR USD 3 Month + 1.18%), 3.46%, 04/25/29(b)		1,500	1,502,970
Madison Park Funding XXVII Ltd., Series 2018- 27A, Class A1A, (LIBOR USD 3 Month + 1.03%), 3.31%, 04/20/30(b)		1,000	993,257
MP CLO III Ltd., Series 2013-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 3.53%, 10/20/30(b)		250	249,375
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class A, (LIBOR USD 3 Month + 1.17%), 3.47%, 10/18/30(b)		750	748,696
OCP CLO Ltd., Series 2017-13A, Class A2A, (LIBOR USD 3 Month + 1.80%), 4.10%, 07/15/30(b)		500	499,793
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class BR, (LIBOR USD 3 Month + 1.60%), 3.90%, 07/15/30(b)		500	494,065
OHA Loan Funding Ltd.(b):
Series 2013-1A, Class BR2, (LIBOR USD 3 Month + 1.60%), 3.86%, 07/23/31		1,000	990,226
Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.41%), 3.57%, 08/15/29		500	500,087
OZLM XIX Ltd., Series 2017-19A, Class A1, (LIBOR USD 3 Month + 1.22%), 3.52%, 11/22/30(b)		250	249,131
Palmer Square CLO Ltd.(b):
Series 2018-2A, Class A1A, (LIBOR USD 3 Month + 1.10%), 3.42%, 07/16/31		1,000	992,816
Series 2019-1A, Class A1, (LIBOR USD 3 Month + 1.34%), 0.00%, 11/14/32		1,000	1,000,000

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Series 2019-1A, Class A2, (LIBOR USD 3 Month + 1.85%), 0.00%, 11/14/32	USD	1,000	$1,000,000
Park Avenue Institutional Advisers CLO Ltd., Series 2018-1A, Class A1A, (LIBOR USD 3 Month + 1.28%), 3.56%, 10/20/31(b)		750	749,625
Regatta Funding LP, Series 2013-2A, Class A1R2, (LIBOR USD 3 Month + 1.25%), 3.55%, 01/15/29(b)		500	501,038
Regatta XV Funding Ltd., Series 2018-4A, Class A2, (LIBOR USD 3 Month + 1.85%), 4.13%, 10/25/31(b)		700	698,109
THL Credit Wind River CLO Ltd., Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.25%), 3.55%, 10/15/30(b)		500	499,102
TICP CLO VII Ltd., Series 2017-7A, Class AS, (LIBOR USD 3 Month + 1.23%), 3.53%, 07/15/29(b)		750	749,701
Voya CLO Ltd., Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.55%, 04/17/30(b)		500	500,368
Webster Park CLO Ltd., Series 2015-1A, Class A1BR, (LIBOR USD 3 Month + 1.35%), 3.63%, 07/20/30(b)		1,000	984,334

Total Asset-Backed Securities — 8.9% (Cost: $38,145,151)			38,036,268

Corporate Bonds — 44.6%

Aerospace & Defense — 1.2%
Boeing Co. (The):
2.13%, 03/01/22		290	290,184
2.20%, 10/30/22		60	60,093
2.80%, 03/01/23		20	20,445
2.80%, 03/01/24		100	102,496
2.70%, 02/01/27		40	40,676
2.95%, 02/01/30		50	51,266
3.60%, 05/01/34		15	16,268
3.90%, 05/01/49		35	38,425
3.75%, 02/01/50		55	59,402
3.95%, 08/01/59		80	87,882
L3Harris Technologies, Inc.:
4.95%, 02/15/21(a)		50	51,373
3.85%, 06/15/23(a)		250	263,336
3.83%, 04/27/25		75	80,097
3.85%, 12/15/26(a)		100	107,422
4.40%, 06/15/28		290	325,798
Lockheed Martin Corp.:
2.90%, 03/01/25		150	155,295
4.07%, 12/15/42		35	40,396
Northrop Grumman Corp.:
2.55%, 10/15/22		320	324,280
3.25%, 01/15/28		430	451,284
Rockwell Collins, Inc.:
2.80%, 03/15/22		65	66,069
3.20%, 03/15/24		50	51,932
3.50%, 03/15/27		45	48,013
4.35%, 04/15/47		80	93,460
United Technologies Corp.:
1.90%, 05/04/20		12	11,987
3.35%, 08/16/21		620	636,012
1.95%, 11/01/21		100	99,921
2.30%, 05/04/22		10	10,092
3.10%, 06/01/22		100	103,096
3.65%, 08/16/23		700	740,762
2.80%, 05/04/24		170	174,804

Security		Par (000)	Value

Aerospace & Defense (continued)
6.70%, 08/01/28	USD	85	$110,565
4.13%, 11/16/28		140	158,394
4.50%, 06/01/42		180	215,559

			5,087,084

Air Freight & Logistics — 0.0%
FedEx Corp.:
3.10%, 08/05/29		90	89,208
4.55%, 04/01/46		95	99,646

			188,854

Airlines — 0.2%
Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.30%, 01/15/30(a)		17	17,613
American Airlines Pass-Through Trust:
Series 2019-1, Class B, 3.85%, 02/15/28		80	80,806
Series 2017-1, Class AA, 3.65%, 02/15/29		68	72,629
British Airways Pass-Through Trust, Series 2019-1, Class A, 3.35%, 06/15/29(a)		45	45,929
Delta Air Lines, Inc.:
2.88%, 03/13/20		50	50,107
2.60%, 12/04/20		105	105,186
3.63%, 03/15/22		258	265,028
3.80%, 04/19/23		100	103,704
United Airlines Pass-Through Trust:
Series 2013-1, Class B, 5.38%, 08/15/21		122	126,959
Series 2019-2, Class AA, 2.70%, 05/01/32		45	44,876

			912,837

Auto Components — 0.0%
Aptiv Corp., 4.15%, 03/15/24		32	33,874
ZF North America Capital, Inc., 4.75%, 04/29/25(a)		150	156,353

			190,227

Automobiles — 0.3%
BMW US Capital LLC, 1.85%, 09/15/21(a)		25	24,886
Daimler Finance North America LLC, 2.30%, 02/12/21(a)		500	500,387
Ford Motor Co.:
4.35%, 12/08/26		20	20,053
4.75%, 01/15/43		50	43,448
5.29%, 12/08/46		11	10,163
General Motors Co.:
5.00%, 10/01/28		50	53,118
5.20%, 04/01/45		55	54,315
Hyundai Capital America, 2.55%, 04/03/20(a)		40	40,087
Nissan Motor Acceptance Corp.(a):
2.55%, 03/08/21		40	40,030
3.15%, 03/15/21		75	75,721
2.65%, 07/13/22		50	50,260
Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(a)		200	203,259

			1,115,727

Banks — 14.1%
Australia & New Zealand Banking Group Ltd.:
3.30%, 05/17/21		450	459,174
2.63%, 11/09/22		300	305,083
(USD Swap Rate 5 Year + 5.17%), 6.75%(a)(b)(c)		200	221,500
Banco Bilbao Vizcaya Argentaria SA, (USD Swap Semi 5 Year + 3.87%), 6.13%(b)(c)		200	191,750
Banco Santander SA:
3.50%, 04/11/22		600	615,743
3.13%, 02/23/23		200	203,733

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Bank of America Corp.:
(LIBOR USD 3 Month + 0.37%), 2.74%, 01/23/22(b)	USD	125	$125,708
3.30%, 01/11/23		80	82,654
(LIBOR USD 3 Month + 1.16%), 3.12%, 01/20/23(b)		1,260	1,285,169
(LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/23(b)		1,685	1,709,657
(LIBOR USD 3 Month + 0.93%), 2.82%, 07/21/23(b)		900	913,677
(LIBOR USD 3 Month + 0.78%), 3.55%, 03/05/24(b)		440	457,276
Series JJ, (LIBOR USD 3 Month + 3.29%), 5.13%(b)(c)		1,275	1,318,031
(LIBOR USD 3 Month + 0.94%), 3.86%, 07/23/24(b)		505	531,980
(LIBOR USD 3 Month + 0.97%), 3.46%, 03/15/25(b)		220	229,263
Series L, 3.95%, 04/21/25		350	370,906
4.45%, 03/03/26		625	681,119
4.25%, 10/22/26		91	98,253
(LIBOR USD 3 Month + 1.51%), 3.71%, 04/24/28(b)		250	265,895
(LIBOR USD 3 Month + 1.37%), 3.59%, 07/21/28(b)		300	316,728
(LIBOR USD 3 Month + 1.21%), 3.97%, 02/07/30(b)		100	109,281
Series L, 4.75%, 04/21/45		110	132,407
Barclays Bank plc, (LIBOR USD 3 Month + 0.65%), 2.86%, 08/07/20(b)		250	250,442
Barclays plc:
(USD Swap Semi 5 Year + 6.77%), 7.88%(b)(c)		500	528,750
3.68%, 01/10/23		200	203,395
(LIBOR USD 3 Month + 1.40%), 4.61%, 02/15/23(b)		500	519,224
(LIBOR USD 3 Month + 1.36%), 4.34%, 05/16/24(b)		400	418,067
BB&T Corp.:
3.20%, 09/03/21		760	775,731
2.75%, 04/01/22		230	233,411
3.75%, 12/06/23		60	63,488
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 4.80%(b)(c)		170	169,998
BNP Paribas SA:
5.00%, 01/15/21		480	497,788
(USD Swap Semi 5 Year + 6.31%), 7.63%(a)(b)(c)		225	237,094
3.38%, 01/09/25(a)		200	206,528
(USD Swap Semi 5 Year + 1.48%), 4.38%, 03/01/33(a)(b)		200	210,941
Capital One NA, 2.95%, 07/23/21		425	430,556
Citibank NA, (LIBOR USD 3 Month + 0.30%), 2.58%, 10/20/20(b)		625	626,028
Citigroup, Inc.:
2.90%, 12/08/21		325	329,795
2.75%, 04/25/22		330	334,912
(LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/23(b)		60	61,093
(LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/23(b)		430	435,479
3.88%, 10/25/23		300	317,660
Series U, (SOFR + 3.81%), 5.00%(b)(c)		675	683,235

Security		Par (000)	Value

Banks (continued)
(LIBOR USD 3 Month + 0.90%), 3.35%, 04/24/25(b)	USD	30	$31,083
3.20%, 10/21/26		155	160,229
4.30%, 11/20/26		275	296,241
(LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/28(b)		395	423,107
Citizens Bank NA:
2.25%, 10/30/20		300	300,643
2.55%, 05/13/21		500	503,431
2.65%, 05/26/22		280	283,367
Commonwealth Bank of Australia(a):
2.75%, 03/10/22		105	106,716
2.50%, 09/18/22		100	101,140
Cooperatieve Rabobank UA, 3.88%, 09/26/23(a)		300	317,866
Credit Agricole SA, (USD Swap Semi 5 Year + 6.19%), 8.12%(a)(b)(c)		400	470,500
Credit Suisse Group Funding Guernsey Ltd.:
3.13%, 12/10/20		250	252,344
3.80%, 06/09/23		1,150	1,201,034
Danske Bank A/S:
2.20%, 03/02/20(a)		200	199,903
5.00%, 01/12/22(a)		200	210,270
(LIBOR USD 3 Month + 1.25%), 3.00%, 09/20/22(a)(b)		200	200,733
(US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 4.13%), 7.00%(b)(c)		650	671,937
Discover Bank, 4.20%, 08/08/23		250	265,770
Fifth Third Bancorp:
2.60%, 06/15/22		290	293,104
(LIBOR USD 3 Month + 3.03%), 5.10%(b)(c)		850	859,333
3.65%, 01/25/24		40	42,165
Fifth Third Bank, 3.35%, 07/26/21		940	959,146
HSBC Holdings plc:
3.40%, 03/08/21		550	558,655
2.95%, 05/25/21		1,270	1,283,080
(USD Swap Rate 5 Year + 5.51%), 6.87%(b)(c)		400	419,600
4.88%, 01/14/22		250	264,737
4.25%, 03/14/24		225	236,746
(LIBOR USD 3 Month + 0.99%), 3.95%, 05/18/24(b)		355	371,526
(USD Swap Rate 5 Year + 3.61%), 6.50%(b)(c)		1,015	1,061,639
(LIBOR USD 3 Month + 1.61%), 3.97%, 05/22/30(b)		200	213,538
Huntington Bancshares, Inc.:
2.30%, 01/14/22		330	331,788
4.00%, 05/15/25		250	268,011
Huntington National Bank (The), 3.25%, 05/14/21		500	508,439
ING Groep NV, 4.10%, 10/02/23		200	212,301
Intesa Sanpaolo SpA, 3.13%, 07/14/22(a)		575	577,229
JPMorgan Chase & Co.:
2.40%, 06/07/21		225	226,070
(LIBOR USD 3 Month + 0.61%), 2.76%, 06/18/22(b)		1,115	1,118,394
3.25%, 09/23/22		60	62,016
2.97%, 01/15/23		80	81,447
(LIBOR USD 3 Month + 0.94%), 2.78%, 04/25/23(b)		275	278,506
2.70%, 05/18/23		260	264,371
(LIBOR USD 3 Month + 1.23%), 3.51%, 10/24/23(b)		860	873,635

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(b)	USD	1,385	$1,444,283
(LIBOR USD 3 Month + 1.34%), 3.78%, 02/01/28(b)		25	26,747
(LIBOR USD 3 Month + 1.12%), 4.01%, 04/23/29(b)		470	513,351
(LIBOR USD 3 Month + 1.16%), 3.70%, 05/06/30(b)		145	155,366
Series U, (LIBOR USD 3 Month + 0.95%), 3.22%, 02/02/37(b)		340	286,450
5.63%, 08/16/43		130	172,178
4.85%, 02/01/44		65	81,963
4.95%, 06/01/45		205	255,349
Series W, (LIBOR USD 3 Month + 1.00%), 3.16%, 05/15/47(b)		117	92,430
(LIBOR USD 3 Month + 1.38%), 3.96%, 11/15/48(b)		20	22,423
(LIBOR USD 3 Month + 1.22%), 3.90%, 01/23/49(b)		50	55,634
KeyBank NA, 3.35%, 06/15/21		250	255,030
Lloyds Banking Group plc:
3.10%, 07/06/21		600	608,072
4.05%, 08/16/23		710	744,463
Macquarie Bank Ltd., (USD Swap Semi 5 Year + 3.70%), 6.13%(a)(b)(c)		950	955,938
Mitsubishi UFJ Financial Group, Inc.:
3.00%, 02/22/22		63	64,121
3.22%, 03/07/22		145	148,411
2.67%, 07/25/22		95	95,981
3.46%, 03/02/23		580	600,822
3.76%, 07/26/23		410	431,015
Mizuho Financial Group, Inc., 2.63%, 04/12/21(a)		200	200,853
National Australia Bank Ltd.:
2.50%, 01/12/21		250	251,304
3.63%, 06/20/23		300	315,512
Nordea Bank Abp(a):
3.75%, 08/30/23		220	230,553
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%(b)(c)		500	538,125
Regions Bank, (LIBOR USD 3 Month + 0.50%), 3.37%, 08/13/21(b)		485	489,245
Royal Bank of Scotland Group plc:
(USD Swap Semi 5 Year + 5.80%), 7.50%(b)(c)		200	204,250
(USD Swap Semi 5 Year + 7.60%), 8.62%(b)(c)		400	428,340
3.88%, 09/12/23		1,350	1,393,723
(LIBOR USD 3 Month + 1.76%), 4.27%, 03/22/25(b)		200	209,202
Santander Holdings USA, Inc., 3.70%, 03/28/22		100	102,808
Santander UK Group Holdings plc, 2.88%, 08/05/21		605	607,161
Santander UK plc:
2.13%, 11/03/20		200	199,805
5.00%, 11/07/23(a)		400	424,744
Skandinaviska Enskilda Banken AB, 2.80%, 03/11/22		470	476,265
Societe Generale SA, (USD Swap Rate 5 Year + 5.87%), 8.00%(a)(b)(c)		400	450,500
Standard Chartered plc(a)(b):
(USD Swap Semi 5 Year + 6.30%), 7.50%(c)		200	211,250
(LIBOR USD 3 Month + 1.20%), 3.33%, 09/10/22		200	200,858

Security		Par (000)	Value

Banks (continued)
Sumitomo Mitsui Financial Group, Inc.:
(LIBOR USD 3 Month + 1.68%), 3.78%, 03/09/21(b)	USD	120	$122,180
2.44%, 10/19/21		450	451,901
SunTrust Banks, Inc.:
(LIBOR USD 3 Month + 0.50%), 3.53%, 10/26/21(b)		330	334,638
2.70%, 01/27/22		455	460,081
2.45%, 08/01/22		100	100,941
4.00%, 05/01/25		40	43,235
Svenska Handelsbanken AB, 3.35%, 05/24/21		250	255,240
Swedbank AB, 2.80%, 03/14/22(a)		300	302,532
UBS Group Funding Switzerland AG:
2.95%, 09/24/20(a)		350	353,018
3.00%, 04/15/21(a)		400	404,803
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(a)(b)		200	202,158
(USD Swap Semi 5 Year + 4.34%), 7.00%(a)(b)(c)		1,000	1,062,000
(USD Swap Semi 5 Year + 4.87%), 7.00%(b)(c)		200	219,324
UniCredit SpA, (USD Swap Semi 5 Year + 5.18%), 8.00%(b)(c)		400	415,120
US Bank NA:
3.15%, 04/26/21		425	431,940
2.85%, 01/23/23		470	480,771
2.80%, 01/27/25		250	257,915
Wachovia Capital Trust II, (LIBOR USD 3 Month + 0.50%), 2.80%, 01/15/27(b)		20	18,500
Wells Fargo & Co.:
2.55%, 12/07/20		380	382,039
3.50%, 03/08/22		820	846,134
3.75%, 01/24/24		1,485	1,571,338
3.00%, 02/19/25		75	76,912
(LIBOR USD 3 Month + 1.17%), 3.20%, 06/17/27(b)		90	92,995
4.15%, 01/24/29		210	232,844
4.90%, 11/17/45		75	89,189
4.40%, 06/14/46		325	364,933
Westpac Banking Corp.:
2.75%, 01/11/23		170	173,425
(USD Swap Rate 5 Year + 2.89%), 5.00%(b)(c)		1,110	1,087,637

			60,298,660

Beverages — 0.6%
Anheuser-Busch Cos. LLC:
4.70%, 02/01/36		585	675,732
4.90%, 02/01/46		147	175,405
Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23		269	279,272
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 01/12/24		400	422,199
4.15%, 01/23/25		40	43,688
4.75%, 01/23/29		120	139,471
4.44%, 10/06/48		60	67,918
4.75%, 04/15/58		115	134,701
5.80%, 01/23/59		105	141,782
Constellation Brands, Inc., 3.20%, 02/15/23		40	41,223
Keurig Dr Pepper, Inc., 4.06%, 05/25/23		205	216,798
Molson Coors Brewing Co., 2.10%, 07/15/21		175	174,992

			2,513,181

Biotechnology — 0.4%
AbbVie, Inc.:
2.90%, 11/06/22		250	254,793

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Biotechnology (continued)
3.20%, 11/06/22	USD	125	$128,213
3.20%, 05/14/26		225	229,109
4.50%, 05/14/35		50	53,581
4.88%, 11/14/48		195	215,131
Amgen, Inc.:
3.88%, 11/15/21		100	103,239
3.63%, 05/15/22		55	56,899
Baxalta, Inc., 3.60%, 06/23/22		9	9,236
Celgene Corp.:
2.25%, 08/15/21		30	30,001
2.75%, 02/15/23		75	76,338
Gilead Sciences, Inc.:
2.50%, 09/01/23		125	126,632
3.70%, 04/01/24		190	201,129
3.50%, 02/01/25		100	105,577
4.50%, 02/01/45		6	6,944
4.75%, 03/01/46		155	184,488

			1,781,310

Capital Markets — 2.1%
Bank of New York Mellon Corp. (The):
Series E, (LIBOR USD 3 Month + 3.42%), 4.95%(b)(c)		375	376,875
2.95%, 01/29/23		350	359,435
3.25%, 05/16/27		125	131,852
Credit Suisse AG, 3.00%, 10/29/21		300	305,264
Credit Suisse Group AG(a)(b)(c):
(USD Swap Semi 5 Year + 4.60%), 7.50%		500	552,500
(USD Swap Semi 5 Year + 3.46%), 6.25%		400	423,000
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%		650	672,750
Deutsche Bank AG:
2.95%, 08/20/20		80	79,963
4.25%, 02/04/21		340	343,798
Goldman Sachs Group, Inc. (The):
5.75%, 01/24/22		200	215,478
3.00%, 04/26/22		275	277,989
(LIBOR USD 3 Month + 1.11%), 3.38%, 04/26/22(b)		595	600,108
3.63%, 01/22/23		70	72,798
(LIBOR USD 3 Month + 1.05%), 2.91%, 06/05/23(b)		260	263,362
(LIBOR USD 3 Month + 0.99%), 2.90%, 07/24/23(b)		75	76,008
3.50%, 01/23/25		50	52,123
3.75%, 02/25/26		100	105,754
(LIBOR USD 3 Month + 1.30%), 4.22%, 05/01/29(b)		195	212,860
5.15%, 05/22/45		155	183,954
Series L, (LIBOR USD 3 Month + 3.88%), 6.06%(b)(c)		91	91,341
Intercontinental Exchange, Inc.:
2.35%, 09/15/22		50	50,406
4.25%, 09/21/48		40	47,487
Morgan Stanley:
2.63%, 11/17/21		490	494,662
2.75%, 05/19/22		530	537,695
4.88%, 11/01/22		150	160,868
3.13%, 01/23/23		765	784,689
(SOFR + 1.15%), 2.72%, 07/22/25(b)		110	111,102
3.95%, 04/23/27		360	380,787
(LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/28(b)		150	158,126

Security		Par (000)	Value

Capital Markets (continued)
(LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/29(b)	USD	400	$427,511
(LIBOR USD 3 Month + 1.63%), 4.43%, 01/23/30(b)		60	67,390
State Street Corp., (LIBOR USD 3 Month + 0.77%), 3.78%, 12/03/24(b)		55	58,217
UBS Group AG, (LIBOR USD 3 Month + 1.47%), 3.13%, 08/13/30(a)(b)		200	201,362

			8,877,514

Chemicals — 0.5%
Dow Chemical Co. (The):
3.00%, 11/15/22		450	458,487
4.38%, 11/15/42		89	92,387
5.55%, 11/30/48(a)		50	60,651
DuPont de Nemours, Inc.:
3.77%, 11/15/20		325	330,983
4.21%, 11/15/23		510	546,524
5.32%, 11/15/38		60	73,234
5.42%, 11/15/48		88	111,411
LYB International Finance III LLC, 4.20%, 10/15/49		35	34,674
Sherwin-Williams Co. (The):
2.75%, 06/01/22		248	251,349
4.50%, 06/01/47		10	11,206

			1,970,906

Commercial Services & Supplies — 0.1%
RELX Capital, Inc., 3.50%, 03/16/23		40	41,439
Republic Services, Inc.:
5.25%, 11/15/21		60	63,867
3.38%, 11/15/27		35	37,238
3.95%, 05/15/28		15	16,597
Waste Management, Inc.:
3.20%, 06/15/26		50	52,724
3.45%, 06/15/29		35	37,797

			249,662

Communications Equipment — 0.0%
Motorola Solutions, Inc., 4.60%, 05/23/29		170	185,260

Consumer Finance — 2.9%
AerCap Ireland Capital DAC:
4.25%, 07/01/20		150	152,061
4.50%, 05/15/21		150	154,857
4.63%, 07/01/22		430	454,052
4.13%, 07/03/23		150	157,331
4.88%, 01/16/24		175	188,971
3.65%, 07/21/27		220	223,847
American Express Co.:
3.40%, 02/27/23		140	145,373
3.40%, 02/22/24		740	773,918
3.63%, 12/05/24		400	423,311
American Honda Finance Corp.:
3.45%, 07/14/23		115	120,618
2.15%, 09/10/24		200	199,146
Capital One Financial Corp.:
2.40%, 10/30/20		475	476,354
3.05%, 03/09/22		860	877,107
3.50%, 06/15/23		135	140,598
4.25%, 04/30/25		150	162,325
Caterpillar Financial Services Corp.:
2.55%, 11/29/22		50	50,877
2.85%, 05/17/24		200	205,855
Discover Financial Services:
3.85%, 11/21/22		60	62,607
4.10%, 02/09/27		75	79,805

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Consumer Finance (continued)
Ford Motor Credit Co. LLC:
2.46%, 03/27/20	USD	200	$199,764
2.43%, 06/12/20		1,380	1,376,550
3.16%, 08/04/20		200	200,497
3.34%, 03/18/21		240	241,121
3.81%, 10/12/21		520	527,025
4.13%, 08/04/25		200	197,872
General Motors Financial Co., Inc.:
2.65%, 04/13/20		130	130,172
3.70%, 11/24/20		960	972,000
3.20%, 07/06/21		55	55,564
4.38%, 09/25/21		160	165,300
4.20%, 11/06/21		690	711,842
3.25%, 01/05/23		775	783,264
3.70%, 05/09/23		280	286,460
4.15%, 06/19/23		275	285,813
4.00%, 01/15/25		50	51,334
4.30%, 07/13/25		35	36,350
Series B, (LIBOR USD 3 Month + 3.44%), 6.50%(b)(c)		524	526,620
John Deere Capital Corp.:
3.45%, 06/07/23		200	210,494
2.60%, 03/07/24		110	112,243
PACCAR Financial Corp., 2.80%, 03/01/21		60	60,724
Synchrony Financial:
2.85%, 07/25/22		155	156,304
4.38%, 03/19/24		30	31,834
Toyota Motor Credit Corp., 2.80%, 07/13/22		50	51,258

			12,419,418

Containers & Packaging — 0.0%
International Paper Co., 4.35%, 08/15/48		40	41,488
WRKCo, Inc., 3.75%, 03/15/25		155	163,163

			204,651

Diversified Consumer Services — 0.0%
Boston University, Series CC, 4.06%, 10/01/48		21	25,450

Diversified Financial Services — 0.1%
GE Capital International Funding Co. Unlimited Co.:
2.34%, 11/15/20		200	199,517
4.42%, 11/15/35		200	209,304
Shell International Finance BV:
3.50%, 11/13/23		180	190,552
3.63%, 08/21/42		25	26,909

			626,282

Diversified Telecommunication Services — 1.5%
AT&T, Inc.:
2.80%, 02/17/21		400	403,332
3.20%, 03/01/22		725	742,682
3.40%, 06/15/22(d)		50	51,540
2.63%, 12/01/22		170	171,852
3.60%, 02/17/23		450	469,285
3.60%, 07/15/25		442	465,282
3.88%, 01/15/26		83	88,005
3.80%, 02/15/27		270	285,750
4.50%, 05/15/35		305	334,643
5.35%, 09/01/40		70	82,018
4.65%, 06/01/44		17	18,321
4.75%, 05/15/46		75	83,173
4.50%, 03/09/48		210	225,883
5.15%, 02/15/50		5	5,859
Telefonica Emisiones SA:
5.13%, 04/27/20		30	30,480
4.10%, 03/08/27		150	163,232

Security		Par (000)	Value

Diversified Telecommunication Services (continued)
4.67%, 03/06/38	USD	200	$219,385
Verizon Communications, Inc.:
2.95%, 03/15/22		645	660,421
5.15%, 09/15/23		390	436,361
3.50%, 11/01/24		250	264,359
4.27%, 01/15/36		490	550,978
5.25%, 03/16/37		85	105,235
3.85%, 11/01/42		183	195,273
4.86%, 08/21/46		15	18,321
4.52%, 09/15/48		185	218,739
4.67%, 03/15/55		71	85,166

			6,375,575

Electric Utilities — 2.1%
Alabama Power Co.:
Series A, 4.30%, 07/15/48		90	105,214
3.45%, 10/01/49		15	15,470
Alliant Energy Finance LLC, 3.75%, 06/15/23(a)		65	67,945
American Electric Power Co., Inc., 2.15%, 11/13/20		120	120,070
Baltimore Gas & Electric Co.:
3.50%, 11/15/21		100	102,585
3.35%, 07/01/23		470	490,501
3.20%, 09/15/49		50	49,473
DTE Electric Co., Series A, 4.05%, 05/15/48		110	127,554
Duke Energy Carolinas LLC:
6.10%, 06/01/37		74	101,110
6.05%, 04/15/38		100	140,042
3.70%, 12/01/47		60	65,137
Duke Energy Corp.:
1.80%, 09/01/21		70	69,688
3.55%, 09/15/21		75	76,765
2.40%, 08/15/22		90	90,907
3.95%, 10/15/23		445	472,303
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.39%), 4.88%(b)(c)		675	691,875
2.65%, 09/01/26		395	397,550
3.75%, 09/01/46		40	41,182
Duke Energy Progress LLC:
2.80%, 05/15/22		45	45,853
3.45%, 03/15/29		15	16,190
4.15%, 12/01/44		80	91,557
Emera, Inc., Series 16-A, (LIBOR USD 3 Month + 5.44%), 6.75%, 06/15/76(b)		345	378,638
Eversource Energy, Series K, 2.75%, 03/15/22		75	75,965
Exelon Corp.:
2.85%, 06/15/20		40	40,167
2.45%, 04/15/21		325	325,728
3.50%, 06/01/22(d)		150	153,853
FirstEnergy Corp.:
Series A, 2.85%, 07/15/22		17	17,258
Series B, 3.90%, 07/15/27		550	586,073
Florida Power & Light Co.:
(LIBOR USD 3 Month + 0.40%), 2.64%, 05/06/22(b)		190	190,052
4.13%, 02/01/42		200	231,837
Georgia Power Co., 2.85%, 05/15/22		45	45,809
MidAmerican Energy Co., 4.25%, 05/01/46		120	141,894
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(a)		40	44,097
NextEra Energy Capital Holdings, Inc.:
2.40%, 09/01/21		170	171,049
3.55%, 05/01/27		15	15,898

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
(LIBOR USD 3 Month + 3.16%), 5.65%, 05/01/79(b)	USD	95	$103,201
Ohio Power Co.:
Series M, 5.38%, 10/01/21		200	212,302
4.00%, 06/01/49		70	79,607
Oncor Electric Delivery Co. LLC, 4.10%, 11/15/48		110	129,511
PacifiCorp, 4.10%, 02/01/42		100	113,862
PPL Capital Funding, Inc.:
3.50%, 12/01/22		75	77,349
5.00%, 03/15/44		100	116,738
PPL Electric Utilities Corp., 3.95%, 06/01/47		75	85,203
Progress Energy, Inc., 6.00%, 12/01/39		175	231,316
Public Service Co. of Colorado, 4.30%, 03/15/44		50	59,046
Southern California Edison Co.:
4.00%, 04/01/47		21	22,521
Series C, 4.13%, 03/01/48		9	9,769
Series B, 4.88%, 03/01/49		105	126,092
Virginia Electric & Power Co.:
2.95%, 01/15/22		90	91,436
Series C, 2.75%, 03/15/23		910	928,960
4.45%, 02/15/44		150	176,341
4.60%, 12/01/48		260	318,122
Wisconsin Power & Light Co., 3.00%, 07/01/29		115	119,921

			8,798,586

Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc., 2.90%, 05/15/22		30	30,524

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC:
3.20%, 08/15/21		20	20,299
2.77%, 12/15/22		75	76,248
Halliburton Co.:
3.50%, 08/01/23		505	524,794
3.80%, 11/15/25		65	68,849
5.00%, 11/15/45		35	39,084

			729,274

Entertainment — 0.2%
Viacom, Inc.(b):
(LIBOR USD 3 Month + 3.90%), 5.87%, 02/28/57		410	425,631
(LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/57		395	425,810
Walt Disney Co. (The):
1.75%, 08/30/24		100	99,015
6.40%, 12/15/35(a)		58	83,560

			1,034,016

Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.:
3.30%, 02/15/21		200	202,857
2.25%, 01/15/22		525	525,690
3.50%, 01/31/23		160	165,764
3.00%, 06/15/23		35	35,803
2.75%, 01/15/27		185	184,700
3.95%, 03/15/29		275	296,176
3.80%, 08/15/29		50	53,365
AvalonBay Communities, Inc.:
3.95%, 01/15/21		25	25,485
2.95%, 09/15/22		30	30,742
2.90%, 10/15/26		75	77,072
Boston Properties LP:
4.13%, 05/15/21		20	20,541
3.40%, 06/21/29		30	31,381

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Crown Castle International Corp.:
3.40%, 02/15/21	USD	141	$142,933
2.25%, 09/01/21		225	225,186
4.88%, 04/15/22		80	85,045
5.25%, 01/15/23		200	217,754
3.15%, 07/15/23		450	461,071
3.65%, 09/01/27		220	232,937
4.30%, 02/15/29		45	49,682
3.10%, 11/15/29		60	60,189
Duke Realty LP, 4.00%, 09/15/28		50	54,502
ERP Operating LP:
4.75%, 07/15/20		35	35,465
2.85%, 11/01/26		75	76,966
Prologis LP, 3.88%, 09/15/28		50	55,602
Realty Income Corp.:
3.25%, 10/15/22		95	98,035
3.00%, 01/15/27		125	128,799

			3,573,742

Food & Staples Retailing — 0.2%
Alimentation Couche-Tard, Inc., 2.70%, 07/26/22(a)		175	176,171
Kroger Co. (The), 4.45%, 02/01/47		65	67,052
Walgreens Boots Alliance, Inc., 3.30%, 11/18/21		195	199,534
Walmart, Inc.:
2.65%, 12/15/24		117	120,695
3.55%, 06/26/25		46	49,660
3.05%, 07/08/26		100	105,943
3.70%, 06/26/28		70	77,581
4.05%, 06/29/48		205	246,626

			1,043,262

Food Products — 0.3%
Campbell Soup Co., 3.30%, 03/15/21		135	136,947
Conagra Brands, Inc., (LIBOR USD 3 Month + 0.75%), 3.03%, 10/22/20(b)		140	140,029
General Mills, Inc.:
3.70%, 10/17/23		350	368,408
4.00%, 04/17/25		95	102,329
Kraft Heinz Foods Co.:
3.00%, 06/01/26		70	69,257
4.38%, 06/01/46		130	124,116
Tyson Foods, Inc.:
2.25%, 08/23/21		90	90,106
3.90%, 09/28/23		40	42,382
3.95%, 08/15/24		100	106,765

			1,180,339

Gas Utilities — 0.0%
Atmos Energy Corp., 2.63%, 09/15/29		40	40,452

Health Care Equipment & Supplies — 0.5%
Abbott Laboratories:
3.40%, 11/30/23		260	272,677
3.88%, 09/15/25		40	43,500
3.75%, 11/30/26		68	74,082
4.75%, 11/30/36		185	226,203
Becton Dickinson and Co.:
2.40%, 06/05/20		205	205,168
3.13%, 11/08/21		250	254,150
2.89%, 06/06/22		400	406,083
3.70%, 06/06/27		334	354,568
Medtronic, Inc., 4.38%, 03/15/35		108	129,971

			1,966,402

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Providers & Services — 1.2%
Aetna, Inc.:
2.75%, 11/15/22	USD	25	$25,270
4.13%, 11/15/42		50	50,060
Anthem, Inc.:
2.38%, 01/15/25		65	64,755
3.65%, 12/01/27		20	21,016
4.10%, 03/01/28		120	129,608
4.65%, 01/15/43		30	33,166
4.38%, 12/01/47		25	26,987
3.70%, 09/15/49		80	77,814
Cigna Corp.:
3.20%, 09/17/20		725	732,027
3.40%, 09/17/21		22	22,494
4.13%, 11/15/25		145	155,686
4.90%, 12/15/48		110	125,848
CVS Health Corp.:
2.80%, 07/20/20		125	125,557
2.75%, 12/01/22		1,120	1,133,163
4.00%, 12/05/23		200	211,334
4.10%, 03/25/25		135	144,243
4.30%, 03/25/28		420	454,161
4.78%, 03/25/38		140	153,326
5.13%, 07/20/45		100	113,346
HCA, Inc.:
4.50%, 02/15/27		65	69,692
4.13%, 06/15/29		25	26,217
5.50%, 06/15/47		159	178,761
5.25%, 06/15/49		135	147,264
Kaiser Foundation Hospitals, 4.15%, 05/01/47		40	48,095
Northwell Healthcare, Inc., 4.26%, 11/01/47		19	21,220
UnitedHealth Group, Inc.:
3.50%, 06/15/23		260	272,637
3.10%, 03/15/26		260	271,768
3.50%, 08/15/39		120	124,919
4.38%, 03/15/42		85	96,835
4.75%, 07/15/45		105	127,613
3.70%, 08/15/49		15	15,882
3.88%, 08/15/59		40	42,414

			5,243,178

Hotels, Restaurants & Leisure — 0.2%
Carnival Corp., 3.95%, 10/15/20		80	81,425
Marriott International, Inc.:
2.88%, 03/01/21		60	60,532
Series N, 3.13%, 10/15/21		70	70,844
2.30%, 01/15/22		60	60,013
McDonald’s Corp.:
2.63%, 01/15/22		30	30,456
4.70%, 12/09/35		125	148,515
4.88%, 12/09/45		100	120,916
4.45%, 03/01/47		75	86,117

			658,818

Household Durables — 0.1%
Newell Brands, Inc.:
3.85%, 04/01/23		53	54,558
4.20%, 04/01/26		45	47,081
Panasonic Corp., 2.54%, 07/19/22(a)		200	201,211

			302,850

Independent Power and Renewable Electricity Producers — 0.0%
NRG Energy, Inc., 3.75%, 06/15/24(a)		80	82,321

Industrial Conglomerates — 0.2%
General Electric Co.:
4.38%, 09/16/20		125	127,159
2.70%, 10/09/22		65	65,182

Security		Par (000)	Value

Industrial Conglomerates (continued)
5.88%, 01/14/38	USD	135	$162,322
Honeywell International, Inc.:
2.15%, 08/08/22		260	262,168
2.70%, 08/15/29		70	72,277
Roper Technologies, Inc.:
2.80%, 12/15/21		50	50,803
3.65%, 09/15/23		165	173,209

			913,120

Insurance — 0.6%
Allstate Corp. (The), 3.85%, 08/10/49		70	77,111
Aon Corp., 3.75%, 05/02/29		100	106,690
Aon plc:
2.80%, 03/15/21		190	191,415
4.45%, 05/24/43		140	152,470
Hartford Financial Services Group, Inc. (The):
(LIBOR USD 3 Month + 2.13%), 4.28%, 02/12/47(a)(b)		100	85,031
4.40%, 03/15/48		20	22,959
Jackson National Life Global Funding, 2.50%, 06/27/22(a)		80	80,725
Marsh & McLennan Cos., Inc.:
3.50%, 12/29/20		215	218,431
2.75%, 01/30/22		40	40,604
3.50%, 06/03/24		500	527,322
MetLife, Inc., 4.72%, 12/15/44(d)		35	42,179
Metropolitan Life Global Funding I, 2.40%, 01/08/21(a)		185	185,876
New York Life Global Funding, 2.90%, 01/17/24(a)		150	154,306
Pricoa Global Funding I, 2.45%, 09/21/22(a)		250	252,181
Principal Financial Group, Inc., 3.70%, 05/15/29		5	5,385
Principal Life Global Funding II, 2.63%, 11/19/20(a)		50	50,287
Prudential Financial, Inc., 4.35%, 02/25/50		95	108,874
Teachers Insurance & Annuity Association of America(a):
6.85%, 12/16/39		7	10,346
4.27%, 05/15/47		50	56,701
Travelers Cos., Inc. (The), 4.30%, 08/25/45		35	41,487
Willis Towers Watson plc, 5.75%, 03/15/21		94	98,539

			2,508,919

Interactive Media & Services — 0.1%
Tencent Holdings Ltd., 3.98%, 04/11/29(a)		200	213,481

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.:
2.80%, 08/22/24		50	51,992
3.15%, 08/22/27		220	233,709
3.88%, 08/22/37		105	120,806
Booking Holdings, Inc., 2.75%, 03/15/23		40	40,948
eBay, Inc., 2.75%, 01/30/23		50	50,639
Expedia Group, Inc.:
5.95%, 08/15/20		100	103,145
3.25%, 02/15/30(a)		130	129,629

			730,868

IT Services — 1.0%
Fidelity National Information Services, Inc.:
2.25%, 08/15/21		480	480,665
3.50%, 04/15/23		200	208,603
3.75%, 05/21/29		45	48,815
Fiserv, Inc.:
2.75%, 07/01/24		515	523,949
3.50%, 07/01/29		60	63,127

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

IT Services (continued)
4.40%, 07/01/49	USD	65	$72,528
Global Payments, Inc.:
2.65%, 02/15/25		45	45,208
3.20%, 08/15/29		90	91,268
4.15%, 08/15/49		30	31,654
IBM Credit LLC, 3.45%, 11/30/20		760	773,254
International Business Machines Corp.:
2.88%, 11/09/22		100	102,525
3.00%, 05/15/24		380	393,986
3.30%, 05/15/26		100	105,452
3.50%, 05/15/29		100	107,323
4.00%, 06/20/42		80	88,204
4.25%, 05/15/49		370	425,653
PayPal Holdings, Inc., 2.40%, 10/01/24		70	70,379
Total System Services, Inc.:
3.75%, 06/01/23		255	265,382
4.80%, 04/01/26		50	55,553
Visa, Inc., 3.15%, 12/14/25		155	165,210

			4,118,738

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.:
3.60%, 08/15/21		100	102,519
3.30%, 02/15/22		335	345,697
3.00%, 04/15/23		60	61,745
2.95%, 09/19/26		50	51,513
2.60%, 10/01/29		190	189,262

			750,736

Media — 1.7%
CBS Corp., 4.30%, 02/15/21		30	30,646
Charter Communications Operating LLC:
3.58%, 07/23/20(a)		20	20,179
3.58%, 07/23/20		375	378,359
4.46%, 07/23/22		1,150	1,210,744
4.50%, 02/01/24		400	429,730
6.38%, 10/23/35		59	71,439
6.48%, 10/23/45		376	457,527
5.13%, 07/01/49		35	37,254
6.83%, 10/23/55		12	15,162
Comcast Corp.:
3.45%, 10/01/21		300	308,951
1.63%, 01/15/22		20	19,907
2.85%, 01/15/23		280	287,113
2.75%, 03/01/23		160	163,956
3.70%, 04/15/24		670	714,431
3.15%, 03/01/26		85	89,002
3.15%, 02/15/28		205	213,665
4.15%, 10/15/28		75	84,129
3.20%, 07/15/36		50	51,154
4.60%, 10/15/38		450	537,570
4.65%, 07/15/42		15	17,900
4.00%, 03/01/48		42	46,459
4.70%, 10/15/48		125	153,055
4.95%, 10/15/58		70	88,967
Cox Communications, Inc., 3.25%, 12/15/22(a)		310	318,397
Discovery Communications LLC:
3.30%, 05/15/22		50	51,180
2.95%, 03/20/23		450	457,195
3.25%, 04/01/23		200	205,222
5.00%, 09/20/37		75	80,625
Interpublic Group of Cos., Inc. (The):
3.50%, 10/01/20		55	55,646
3.75%, 10/01/21		20	20,503
5.40%, 10/01/48		95	113,072
Omnicom Group, Inc., 4.45%, 08/15/20		77	78,527

Security		Par (000)	Value

Media (continued)
Sky Ltd., 3.75%, 09/16/24(a)	USD	200	$214,020
Time Warner Cable LLC:
4.00%, 09/01/21		100	102,312
4.50%, 09/15/42		37	36,410

			7,160,408

Metals & Mining — 0.1%
BHP Billiton Finance USA Ltd.:
2.88%, 02/24/22		25	25,502
5.00%, 09/30/43		25	32,276
Newmont Goldcorp Corp.:
3.50%, 03/15/22		40	41,040
2.80%, 10/01/29		15	14,824
4.88%, 03/15/42		25	29,479
Southern Copper Corp., 5.88%, 04/23/45		75	90,961
Vale Overseas Ltd., 6.25%, 08/10/26		75	86,344

			320,426

Multiline Retail — 0.0%
Target Corp., 3.90%, 11/15/47		5	5,736

Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co., 5.95%, 05/15/37		15	20,658
CenterPoint Energy, Inc.:
3.60%, 11/01/21		75	76,993
2.50%, 09/01/22		25	25,146
3.85%, 02/01/24		115	121,344
CMS Energy Corp., 3.00%, 05/15/26		125	128,184
Dominion Energy, Inc.(d):
4.10%, 04/01/21		35	35,859
2.72%, 08/15/21		200	201,223
DTE Energy Co.:
Series D, 3.70%, 08/01/23		60	62,914
Series F, 3.85%, 12/01/23		100	105,417
NiSource, Inc., 4.80%, 02/15/44		107	124,698
Sempra Energy(b):
(LIBOR USD 3 Month + 0.50%), 2.80%, 01/15/21		40	39,957
(LIBOR USD 3 Month + 0.45%), 2.57%, 03/15/21		200	199,347
WEC Energy Group, Inc., 3.10%, 03/08/22		300	306,710

			1,448,450

Oil, Gas & Consumable Fuels — 4.1%
Apache Corp.:
3.63%, 02/01/21		26	26,316
3.25%, 04/15/22		21	21,379
BP Capital Markets America, Inc.:
3.25%, 05/06/22		280	288,311
2.52%, 09/19/22		30	30,361
3.79%, 02/06/24		85	90,335
3.59%, 04/14/27		35	37,342
4.23%, 11/06/28		60	67,770
BP Capital Markets plc:
2.52%, 01/15/20		110	110,158
3.56%, 11/01/21		400	411,876
3.28%, 09/19/27		16	16,840
Buckeye Partners LP, (LIBOR USD 3 Month + 4.02%), 6.37%, 01/22/78(b)		20	14,800
Canadian Natural Resources Ltd.:
2.95%, 01/15/23		65	66,138
3.85%, 06/01/27		220	231,595
Cenovus Energy, Inc.:
3.00%, 08/15/22		150	150,966
4.25%, 04/15/27		50	51,984
5.40%, 06/15/47		25	28,145

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co., 3.90%, 05/15/27	USD	225	$229,087
Concho Resources, Inc., 3.75%, 10/01/27		230	239,053
Continental Resources, Inc.:
5.00%, 09/15/22		206	207,807
4.50%, 04/15/23		155	160,914
4.38%, 01/15/28		125	129,098
Devon Energy Corp.:
5.60%, 07/15/41		12	14,565
4.75%, 05/15/42		110	120,816
Enbridge Energy Partners LP, 4.38%, 10/15/20		35	35,733
Enbridge, Inc.:
2.90%, 07/15/22		230	234,343
4.00%, 10/01/23		200	211,973
3.70%, 07/15/27		100	106,114
4.50%, 06/10/44		105	115,120
Series 16-A, (LIBOR USD 3 Month + 3.89%), 6.00%, 01/15/77(b)		775	807,466
(LIBOR USD 3 Month + 3.64%), 6.25%, 03/01/78(b)		125	132,460
Encana Corp.:
3.90%, 11/15/21		225	230,500
6.50%, 02/01/38		65	78,287
Energy Transfer Operating LP:
5.20%, 02/01/22		300	316,590
3.60%, 02/01/23		185	190,039
5.88%, 01/15/24		550	611,412
4.20%, 04/15/27		200	210,703
6.50%, 02/01/42		160	191,917
5.30%, 04/15/47		40	43,026
6.25%, 04/15/49		110	133,587
Enterprise Products Operating LLC:
5.20%, 09/01/20		100	102,751
2.85%, 04/15/21		100	101,070
3.35%, 03/15/23		65	67,243
3.90%, 02/15/24		220	234,188
6.45%, 09/01/40		106	142,663
4.90%, 05/15/46		40	47,009
4.25%, 02/15/48		220	237,757
4.80%, 02/01/49		25	29,109
4.20%, 01/31/50		10	10,695
Series E, (LIBOR USD 3 Month + 3.03%), 5.25%, 08/16/77(b)		423	419,389
Exxon Mobil Corp., 3.04%, 03/01/26		50	52,394
Hess Corp.:
5.60%, 02/15/41		125	139,465
5.80%, 04/01/47		11	12,655
Kinder Morgan Energy Partners LP:
4.15%, 03/01/22		50	52,159
3.50%, 09/01/23		250	258,661
4.15%, 02/01/24		115	122,261
4.25%, 09/01/24		200	214,450
6.95%, 01/15/38		170	221,921
6.38%, 03/01/41		97	118,909
5.40%, 09/01/44		40	45,803
Kinder Morgan, Inc.:
3.05%, 12/01/19		225	225,125
5.55%, 06/01/45		39	45,970
Marathon Oil Corp.:
4.40%, 07/15/27		51	54,384
5.20%, 06/01/45		22	24,777
Marathon Petroleum Corp., 4.75%, 09/15/44		84	90,275
MPLX LP:
(LIBOR USD 3 Month + 0.90%), 3.00%, 09/09/21(b)		35	35,116
6.25%, 10/15/22(a)		8	8,200

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
3.50%, 12/01/22(a)	USD	210	$215,960
Series B, (LIBOR USD 3 Month + 4.65%), 6.87%(b)(c)		730	729,124
3.38%, 03/15/23		50	51,327
4.88%, 12/01/24		100	109,773
4.88%, 06/01/25		300	330,031
4.13%, 03/01/27		190	200,370
4.25%, 12/01/27(a)		25	26,450
4.50%, 04/15/38		40	41,462
4.70%, 04/15/48		180	187,869
Newfield Exploration Co.:
5.63%, 07/01/24		655	722,556
5.38%, 01/01/26		37	40,193
Noble Energy, Inc., 4.20%, 10/15/49		140	137,755
Occidental Petroleum Corp.:
Series 1, 4.10%, 02/01/21		50	50,975
3.13%, 02/15/22		50	50,784
2.70%, 08/15/22		215	217,001
2.90%, 08/15/24		360	362,694
6.45%, 09/15/36		25	30,928
4.50%, 07/15/44		25	25,497
4.20%, 03/15/48		115	113,952
Pioneer Natural Resources Co.:
7.50%, 01/15/20		50	50,694
3.45%, 01/15/21		50	50,658
4.45%, 01/15/26		50	54,775
Plains All American Pipeline LP:
5.00%, 02/01/21		50	51,334
3.65%, 06/01/22		250	256,419
4.90%, 02/15/45		50	50,315
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24		155	172,765
Spectra Energy Partners LP, 4.75%, 03/15/24		65	70,809
Sunoco Logistics Partners Operations LP:
4.25%, 04/01/24		450	473,778
5.40%, 10/01/47		80	87,289
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28		9	11,429
TransCanada PipeLines Ltd.:
2.50%, 08/01/22		400	404,232
4.63%, 03/01/34		15	17,042
7.63%, 01/15/39		50	74,132
Transcanada Trust, Series 16-A, (LIBOR USD 3 Month + 4.64%), 5.87%, 08/15/76(b)		903	955,248
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28		300	320,809
Williams Cos., Inc. (The):
3.60%, 03/15/22		695	713,891
3.35%, 08/15/22		360	368,233
3.70%, 01/15/23		40	41,365
4.50%, 11/15/23		100	107,014
4.30%, 03/04/24		125	132,867
4.55%, 06/24/24		50	53,815

			17,672,939

Paper & Forest Products — 0.0%
Georgia-Pacific LLC(a):
2.54%, 11/15/19		60	60,010
3.73%, 07/15/23		25	26,260

			86,270

Pharmaceuticals — 1.1%
Allergan Funding SCS:
3.45%, 03/15/22		1,752	1,795,417
3.80%, 03/15/25		75	78,535
4.85%, 06/15/44		86	91,682

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Allergan, Inc., 2.80%, 03/15/23	USD	200	$201,824
Bayer US Finance II LLC, 2.20%, 07/15/22(a)		30	29,494
Bayer US Finance LLC, 3.38%, 10/08/24(a)		200	204,934
Bristol-Myers Squibb Co.(a):
2.90%, 07/26/24		365	376,294
3.40%, 07/26/29		50	53,406
Eli Lilly & Co.:
3.95%, 03/15/49		100	116,057
4.15%, 03/15/59		20	23,549
Johnson & Johnson, 3.55%, 03/01/36		65	71,396
Pfizer, Inc., 4.30%, 06/15/43		70	82,032
Shire Acquisitions Investments Ireland DAC:
2.40%, 09/23/21		550	552,548
2.88%, 09/23/23		1,200	1,223,340

			4,900,508

Professional Services — 0.0%
Verisk Analytics, Inc., 4.13%, 09/12/22		50	52,494

Road & Rail — 1.0%
Burlington Northern Santa Fe LLC:
3.00%, 04/01/25		150	156,451
4.90%, 04/01/44		75	94,424
4.15%, 12/15/48		90	105,165
CSX Corp.:
3.25%, 06/01/27		100	104,994
3.80%, 03/01/28		75	81,718
4.30%, 03/01/48		100	112,593
ERAC USA Finance LLC(a):
2.35%, 10/15/19		50	50,003
2.60%, 12/01/21		25	25,127
Norfolk Southern Corp.:
2.90%, 06/15/26		125	128,939
3.80%, 08/01/28		40	44,264
4.15%, 02/28/48		30	33,848
Penske Truck Leasing Co. LP(a):
3.05%, 01/09/20		50	50,060
3.38%, 02/01/22		780	796,077
4.25%, 01/17/23		25	26,438
2.70%, 03/14/23		365	367,878
4.13%, 08/01/23		200	211,648
Ryder System, Inc.:
2.65%, 03/02/20		200	200,253
3.50%, 06/01/21		500	510,831
3.40%, 03/01/23		215	222,118
3.75%, 06/09/23		40	41,965
3.88%, 12/01/23		350	371,222
Union Pacific Corp.:
2.95%, 01/15/23		125	128,031
2.75%, 04/15/23		260	265,467
3.55%, 08/15/39		15	15,704
4.50%, 09/10/48		63	75,174
4.30%, 03/01/49		120	139,476
4.80%, 09/10/58		60	71,773
3.95%, 08/15/59		25	26,525

			4,458,166

Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices, Inc., 3.13%, 12/05/23		25	25,730
Applied Materials, Inc., 3.30%, 04/01/27		80	85,126
Broadcom Corp.:
3.00%, 01/15/22		223	225,158
3.63%, 01/15/24		85	86,922
3.88%, 01/15/27		251	252,059
Broadcom, Inc.(a):
3.13%, 04/15/21		340	343,262

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
3.63%, 10/15/24	USD	400	$406,697
4.75%, 04/15/29		200	211,434
KLA Corp., 4.10%, 03/15/29		275	303,398
KLA-Tencor Corp.:
4.13%, 11/01/21		100	103,355
4.65%, 11/01/24		174	191,582
Lam Research Corp.:
2.80%, 06/15/21		605	612,215
3.80%, 03/15/25		30	32,047
3.75%, 03/15/26		110	117,474
4.00%, 03/15/29		105	116,010
4.88%, 03/15/49		70	85,577
NVIDIA Corp., 3.20%, 09/16/26		150	157,707
NXP BV(a):
4.63%, 06/15/22		540	565,207
4.88%, 03/01/24		55	59,614
5.55%, 12/01/28		120	139,218
4.30%, 06/18/29		75	80,122
QUALCOMM, Inc.:
2.90%, 05/20/24		200	205,589
4.30%, 05/20/47		55	61,483
Texas Instruments, Inc., 2.25%, 09/04/29		15	14,767

			4,481,753

Software — 0.6%
Autodesk, Inc.:
3.13%, 06/15/20		30	30,161
3.60%, 12/15/22		50	51,515
3.50%, 06/15/27		75	77,489
CA, Inc.:
3.60%, 08/01/20		30	30,270
3.60%, 08/15/22		40	40,797
Microsoft Corp.:
3.45%, 08/08/36		70	77,379
4.10%, 02/06/37		45	53,370
4.45%, 11/03/45		55	69,458
3.70%, 08/08/46		485	551,990
Oracle Corp.:
3.63%, 07/15/23		300	316,770
2.40%, 09/15/23		250	253,088
3.40%, 07/08/24		455	479,788
3.90%, 05/15/35		75	82,811
3.85%, 07/15/36		25	27,461
5.38%, 07/15/40		40	52,017
4.00%, 07/15/46		164	183,372
VMware, Inc., 2.95%, 08/21/22		30	30,420

			2,408,156

Specialty Retail — 0.2%
Home Depot, Inc. (The):
2.95%, 06/15/29		35	36,730
4.25%, 04/01/46		40	47,904
3.90%, 06/15/47		75	85,866
4.50%, 12/06/48		100	124,898
Lowe’s Cos., Inc.:
3.70%, 04/15/46		77	77,537
4.55%, 04/05/49		195	224,433
O’Reilly Automotive, Inc., 4.63%, 09/15/21		80	83,210

			680,578

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.:
2.50%, 02/09/22		225	228,389
2.40%, 05/03/23		250	254,117
2.85%, 05/11/24		450	466,868
3.25%, 02/23/26		545	577,620

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Technology Hardware, Storage & Peripherals (continued)
2.20%, 09/11/29	USD	160	$157,208
4.50%, 02/23/36		25	30,457
3.85%, 05/04/43		60	67,274
4.38%, 05/13/45		50	60,530
3.85%, 08/04/46		230	259,271
3.75%, 09/12/47		30	33,488
Dell International LLC(a):
4.42%, 06/15/21		5	5,155
5.45%, 06/15/23		595	647,526
8.35%, 07/15/46		55	72,542
Hewlett Packard Enterprise Co.:
3.60%, 10/15/20(d)		150	151,931
3.50%, 10/05/21		150	153,775
4.40%, 10/15/22(d)		270	286,009
NetApp, Inc., 3.38%, 06/15/21		70	71,242
Xerox Corp., 3.50%, 08/20/20		30	30,089

			3,553,491

Thrifts & Mortgage Finance — 0.1%
BPCE SA, 2.65%, 02/03/21		250	251,315

Tobacco — 0.7%
Altria Group, Inc.:
3.49%, 02/14/22		4	4,104
2.85%, 08/09/22		11	11,131
3.80%, 02/14/24		740	773,570
4.80%, 02/14/29		155	169,791
5.38%, 01/31/44		130	144,512
5.95%, 02/14/49		200	235,191
BAT Capital Corp.:
2.79%, 09/06/24		900	892,214
3.46%, 09/06/29		130	127,183
Reynolds American, Inc.:
4.00%, 06/12/22		250	260,443
4.45%, 06/12/25		215	229,308
7.00%, 08/04/41		98	121,353

			2,968,800

Trading Companies & Distributors — 0.4%
Air Lease Corp.:
3.88%, 04/01/21		75	76,601
3.50%, 01/15/22		500	512,816
3.75%, 02/01/22		200	205,663
2.63%, 07/01/22		100	100,407
2.75%, 01/15/23		80	80,928
3.88%, 07/03/23		300	313,064
Aviation Capital Group LLC(a):
2.88%, 01/20/22		100	100,405
3.88%, 05/01/23		285	294,721
International Lease Finance Corp., 5.88%, 08/15/22		65	71,215

			1,755,820

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV:
3.13%, 07/16/22		550	562,460
3.63%, 04/22/29		200	212,604
Vodafone Group plc:
3.75%, 01/16/24		70	73,708
5.25%, 05/30/48		150	173,870
(USD Swap Semi 5 Year + 4.87%), 7.00%, 04/04/79(b)		240	275,873

			1,298,515

Total Corporate Bonds — 44.6% (Cost: $184,007,164)			190,446,049

Security		Par (000)	Value

Equity-Linked Notes — 4.0%

Aerospace & Defense — 0.1%
Goldman Sachs International (Raytheon Co.), 19.60%, 10/18/19	USD	1	$202,411
Merrill Lynch International & Co. (United Technologies Corp.), 8.71%, 10/22/19		2	285,401

			487,812

Airlines — 0.1%
Merrill Lynch International & Co. (Delta Air Lines, Inc.), 10.63%, 10/10/19		5	283,259
Merrill Lynch International & Co. (United Airlines Holdings, Inc.):
9.06%, 10/11/19		2	143,793
9.23%, 10/16/19		2	143,713

			570,765

Banks — 0.5%
BNP Paribas SA (Fifth Third Bancorp):
11.75%, 10/21/19		5	130,972
11.70%, 10/22/19		5	131,000
JPMorgan Structured Products BV (Comerica, Inc.), 21.13%, 10/16/19(a)		4	287,826
Merrill Lynch International & Co. (Citigroup Inc), 18.10%, 10/15/19		4	287,678
Merrill Lynch International & Co. (JPMorgan Chase & Co.), 20.77%, 10/15/19		3	286,158
Merrill Lynch International & Co. (SunTrust Banks, Inc.), 8.98%, 10/17/19		4	285,731
Nomura Bank International plc (Celanese Corp.), 8.79%, 10/22/19		3	291,869
Wells Fargo & Co. (Bank of America Corp.), 16.01%, 10/16/19		10	288,412

			1,989,646

Biotechnology — 0.2%
BNP Paribas SA (Biogen, Inc.), 8.60%, 10/22/19		1	266,107
Nomura Bank International plc (AbbVie, Inc.), 13.24%, 10/23/19		4	294,225
Royal Bank of Canada (Amgen, Inc.), 11.43%, 10/22/19(a)		1	285,768

			846,100

Building Products — 0.1%
Royal Bank of Canada (Johnson Controls International plc), 9.40%, 10/23/19(a)		6	281,751

Capital Markets — 0.3%
JPMorgan Structured Products BV (Morgan Stanley), 12.45%, 10/16/19(a)		7	283,047
Royal Bank of Canada (Ameriprise Financial, Inc.), 16.56%, 10/16/19(a)		2	290,638
Societe Generale SA (Charles Schwab Corp. (The)), 12.09%, 10/11/19		7	277,427
Societe Generale SA (Goldman Sachs Group, Inc. (The)), 11.84%, 10/11/19		1	267,286
Wells Fargo & Co. (E*TRADE Financial Corp.), 12.46%, 10/16/19		3	126,945

			1,245,343

Chemicals — 0.1%
Societe Generale SA (DuPont de Nemours, Inc.):
20.59%, 10/30/19		2	136,390
21.15%, 10/31/19		2	136,307

			272,697

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Services & Supplies — 0.0%
Royal Bank of Canada (Waste Management, Inc.), 10.06%, 10/18/19(a)	USD	2	$202,973

Consumer Finance — 0.1%
Royal Bank of Canada (Discover Financial Services), 12.33%, 10/18/19(a)		2	193,616
Wells Fargo & Co. (Ally Financial, Inc.), 9.38%, 10/23/19		9	284,392

			478,008

Containers & Packaging — 0.1%
Nomura Bank International plc (Ball Corp.), 17.06%, 10/30/19(a)		4	271,516

Diversified Financial Services — 0.1%(a)
Nomura Bank International plc (Total System Services, Inc.):
19.22%, 10/21/19		1	143,510
19.26%, 10/22/19		1	143,554
Royal Bank of Canada (Berkshire Hathaway, Inc.), 10.24%, 10/04/19		1	286,986

			574,050

Diversified Telecommunication Services — 0.0%
Credit Suisse AG (Koninklijke KPN NV), 18.65%, 10/23/19	EUR	23	70,983
Credit Suisse AG (Telefonica SA), 13.25%, 10/30/19		12	92,735

			163,718

Energy Equipment & Services — 0.1%
BNP Paribas SA (Halliburton Co.), 15.69%, 10/22/19	USD	12	223,564

Entertainment — 0.1%
Nomura Bank International plc (Electronic Arts, Inc.), 13.35%, 10/28/19		3	297,774

Equity Real Estate Investment Trusts (REITs) — 0.1%
Royal Bank of Canada (American Tower Corp.), 8.22%, 10/24/19(a)		1	282,825

Food & Staples Retailing — 0.1%
BNP Paribas SA (Walmart, Inc.), 10.95%, 10/04/19(a)		2	287,205
Nomura Bank International plc (Costco Wholesale Corp.), 13.23%, 10/03/19		1	276,582

			563,787

Health Care Equipment & Supplies — 0.1%
UBS AG (Danaher Corp.):
6.20%, 10/15/19		1	139,541
6.70%, 10/17/19		1	139,160

			278,701

Health Care Providers & Services — 0.1%
Citigroup Global Markets Holdings, Inc. (Anthem, Inc.), 16.75%, 10/18/19(a)		1	191,058
Nomura Bank International plc (UnitedHealth Group, Inc.), 13.26%, 10/16/19		1	264,748

			455,806

Hotels, Restaurants & Leisure — 0.2%
BNP Paribas SA (McDonald’s Corp.), 12.58%, 10/21/19(a)		1	272,894
Citigroup Global Markets Holdings, Inc. (Starbucks Corp.), 9.95%, 10/30/19(a)		3	258,404
Nomura Bank International plc (Royal Caribbean Cruises Ltd.), 13.73%, 10/23/19		2	257,935
Societe Generale SA (Yum! Brands, Inc.): 9.87%, 10/30/19		1	138,151

Security		Par (000)		Value

Hotels, Restaurants & Leisure (continued)
10.21%, 10/31/19	USD	1		$138,110

				1,065,494

Household Durables — 0.1%
Merrill Lynch International & Co. (Toll Brothers, Inc.):
12.79%, 11/29/19		4		147,557
12.57%, 12/02/19		4		147,561
Societe Generale SA (DR Horton, Inc.), 11.24%, 10/31/19		6		293,161

				588,279

Industrial Conglomerates — 0.1%
Merrill Lynch International & Co. (Honeywell International, Inc.), 7.09%, 10/17/19		2		284,397
UBS AG (Roper Technologies, Inc.), 10.30%, 10/16/19		1		202,862

				487,259

Insurance — 0.1%
JPMorgan Structured Products BV (Progressive Corp. (The))(a):
12.68%, 10/15/19		2		140,837
12.76%, 10/16/19		2		140,815

				281,652

Interactive Media & Services — 0.1%
UBS AG (IAC), 16.50%, 11/16/19		1		258,348

Internet & Direct Marketing Retail — 0.1%
BNP Paribas SA (Amazon.com, Inc.), 13.95%, 10/21/19(a)		—	(e)	271,005
BNP Paribas SA (eBay, Inc.), 17.20%, 10/16/19		7		267,871

				538,876

IT Services — 0.2%
Nomura Bank International plc (Booz Allen Hamilton Holding Corp.), 14.96%, 10/30/19		3		208,456
Nomura Bank International plc (Mastercard, Inc.), 12.15%, 10/17/19		1		279,554
UBS AG (PayPal Holdings, Inc.), 12.40%, 10/10/19		3		276,696

				764,706

Life Sciences Tools & Services — 0.0%
Royal Bank of Canada (Thermo Fisher Scientific, Inc.), 13.19%, 10/18/19(a)		1		201,188

Machinery — 0.1%
BNP Paribas SA (Ingersoll-Rand plc), 8.17%, 10/23/19		2		272,146
UBS AG (Stanley Black & Decker, Inc.), 8.30%, 10/22/19		2		268,703

				540,849

Media — 0.1%
Royal Bank of Canada (Comcast Corp.), 17.58%, 10/18/19(a)		6		268,795

Multiline Retail — 0.1%
Societe Generale SA (Dollar General Corp.), 9.40%, 11/27/19		2		277,895

Oil, Gas & Consumable Fuels — 0.1%
Credit Suisse AG (Repsol SA), 16.10%, 10/30/19	EUR	6		91,743
Nomura Bank International plc (Occidental Petroleum Corp.), 22.06%, 11/04/19	USD	6		270,898

				362,641

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Pharmaceuticals — 0.2%
BNP Paribas SA (Johnson & Johnson), 16.94%, 10/10/19(a)	USD	2		$274,286
BNP Paribas SA (Zoetis, Inc.), 11.02%, 10/28/19(a)		2		277,577
Societe Generale SA (Eli Lilly & Co.), 13.33%, 10/23/19		3		278,893

				830,756

Professional Services — 0.0%
Royal Bank of Canada (ManpowerGroup, Inc.), 10.72%, 10/17/19(a)		2		128,771

Road & Rail — 0.1%
Credit Suisse AG (Union Pacific Corp.), 11.30%, 10/17/19		2		269,373

Semiconductors & Semiconductor Equipment — 0.0%
Royal Bank of Canada (Texas Instruments, Inc.), 10.40%, 10/18/19(a)		2		203,518

Software — 0.1%
Credit Suisse AG (Microsoft Corp.), 12.60%, 10/17/19		2		283,309

Textiles, Apparel & Luxury Goods — 0.0%
Credit Suisse AG (Kering SA), 20.25%, 11/12/19	EUR	—	(e)	82,106

Total Equity-Linked Notes — 4.0% (Cost: $16,862,587)				16,920,651

		Shares

Investment Companies — 38.0%
BlackRock Allocation Target Shares: Series A Portfolio*		1,884,292		19,069,037
BlackRock Floating Rate Income Portfolio, Class K*		4,833,567		48,190,658
BlackRock GNMA Portfolio, Class K*		2,022,753		19,074,564
BlackRock High Yield Bond Portfolio, Class K*		7,768,906		59,665,196
iShares Core Dividend Growth ETF*		126,099		4,935,515
iShares iBoxx $ Investment Grade Corporate Bond ETF*		64,831		8,264,656
iShares International Select Dividend ETF*		34,638		1,064,772
WisdomTree International Equity Fund		41,766		2,076,605

Total Investment Companies — 38.0% (Cost: $161,357,920)				162,341,003

Preferred Securities — 2.8%

		Par (000)

Capital Trusts — 2.1%

Banks — 0.7%(c)(f)
Bank of America Corp.:
Series X, 6.25%	USD	100		108,750
Series AA, 6.10%		100		109,250
Fifth Third Bancorp, Series J, 5.23%		125		124,375
JPMorgan Chase & Co.:
Series Z, 5.30%		225		227,531
Series S, 6.75%		50		55,500
Series FF, 5.00%		260		265,816
Series X, 6.10%		425		461,049
M&T Bank Corp., Series F, 5.13%		400		420,000
SunTrust Banks, Inc., Series G, 5.05%		825		834,867
Wells Fargo & Co.:
Series S, 5.90%		245		260,536

Security		Par (000)	Value

Banks (continued)
Series U, 5.87%	USD	375	$413,325

			3,280,999

Capital Markets — 0.4%(c)(f)
Goldman Sachs Group, Inc. (The):
Series P, 5.00%		192	188,486
Series O, 5.30%		600	630,000
Morgan Stanley, Series H, 5.91%		32	32,262
Northern Trust Corp., Series D, 4.60%		400	410,784
State Street Corp., Series H, 5.63%		325	336,287

			1,597,819

Consumer Finance — 0.3%(c)(f)
Capital One Financial Corp., Series E, 5.55%		600	606,900
Discover Financial Services, Series C, 5.50%		400	405,708
General Motors Financial Co., Inc., Series A, 5.75%		428	414,090

			1,426,698

Diversified Financial Services — 0.1%
Voya Financial, Inc., Series A, 6.13%(c)(f)		475	503,500

Insurance — 0.3%
Progressive Corp. (The), Series B, 5.38%(c)(f)		1,215	1,254,488

Oil, Gas & Consumable Fuels — 0.3%(c)(f)
Energy Transfer Operating LP, Series B, 6.63%		300	283,500
EnLink Midstream Partners LP, Series C, 6.00%		86	61,490
Plains All American Pipeline LP, Series B, 6.13%		704	663,140

			1,008,130

Total Capital Trusts — 2.1% (Cost: $8,889,042)			9,071,634

		Shares

Preferred Stocks — 0.5%

Banks — 0.1%(c)(f)
KeyCorp, Series E, 6.13%		8,000	230,000
US Bancorp, Series F, 6.50%		5,000	136,750

			366,750

Capital Markets — 0.3%
Morgan Stanley(c)(f):
Series E, 7.13%		25,000	717,500
Series K, 5.85%		15,000	409,500

			1,127,000

Consumer Finance — 0.0%
SLM Corp., Series B, 3.82%(c)(f)		500	28,140

Insurance — 0.1%
Allstate Corp. (The), Series H, 5.10%(c)		15,000	393,900

Total Preferred Stocks — 0.5% (Cost: $1,799,389)			1,915,790

Trust Preferreds — 0.2%

Capital Markets — 0.2%
State Street Corp., 3.12%, 06/15/47(f)		963,000	739,016

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Income Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies — 0.0%
ILFC E-Capital Trust I, 3.77%, 12/21/65(a)	100,000	$68,446

Total Trust Preferreds — 0.2% (Cost: $889,735)		807,462

Total Preferred Securities — 2.8% (Cost: $11,578,166)		11,794,886

Total Long-Term Investments — 98.3% (Cost: $411,950,988)		419,538,857

Security	Shares	Value

Short-Term Securities — 2.7%(g)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.87%*	10,144,161	$10,144,161
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 1.77%	1,425,716	1,425,716

Total Short-Term Securities — 2.7% (Cost: $11,569,877)		11,569,877

Total Options Purchased — 0.0% (Cost: $408,329)		237,528

Total Investments — 101.0% (Cost: $423,929,194)		431,346,262

Liabilities in Excess of Other Assets — (1.0)%		(4,426,245)

Net Assets — 100.0%		$426,920,017

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(c)	Perpetual security with no stated maturity date.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Amount is less than 500.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Annualized 7-day yield as of period end.
*

During the period ended September 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Income Fund

Affiliated Persons and/or Related Parties	Shares Held at 12/31/18	Shares Purchased	Shares Sold	Shares Held at 09/30/19	Value at 09/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	5,960,930	4,183,231	—	10,144,161	$10,144,161	$167,899		$—	$—
SL Liquidity Series, LLC, Money Market Series(c)	—	—	—	—	—	133	(d)	(17)	—
BlackRock Allocation Target Shares: Series A Portfolio	787,047	1,097,245	—	1,884,292	19,069,037	643,774		—	374,654
BlackRock Floating Rate Income Portfolio, Class K	3,748,146	1,256,924	(171,503)	4,833,567	48,190,658	1,594,563		(18,873)	1,112,212
BlackRock GNMA Portfolio, Class K	1,532,692	490,061	—	2,022,753	19,074,564	390,248		—	478,717
BlackRock High Yield Bond Portfolio, Class K	2,880,776	6,324,079	(1,435,949)	7,768,906	59,665,196	1,093,497		157,953	1,541,479
BlackRock Low Duration Bond Portfolio, Class K(c)	1,451,643	1,067,259	(2,518,902)	—	—	66,609		104,130	(14,494)
iShares Core Dividend Growth ETF	—	156,302	(30,203)	126,099	4,935,515	77,052		138,626	219,462
iShares Core High Dividend ETF(c)	40,648	—	(40,648)	—	—	63,917		421,305	(54,410)
iShares iBoxx $ Investment Grade Corporate Bond ETF	—	64,831	—	64,831	8,264,656	—		—	(69,791)
iShares Intermediate-Term Corporate Bond ETF(c)	—	31,874	(31,874)	—	—	5,601		23,652	—
iShares International Select Dividend ETF	34,638	—	—	34,638	1,064,772	46,625		—	70,315

					$170,408,559	$4,149,918		$826,776	$3,658,144

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	As of period end, the entity is no longer held by the Fund.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	27	12/20/19	$ 4,021	$(33,535)

Short Contracts
EUR Currency	5	12/16/19	685	7,569
GBP Currency	4	12/16/19	308	1,150
U.S. Treasury 10 Year Note	53	12/19/19	6,907	97,715
U.S. Treasury 10 Year Ultra Note	44	12/19/19	6,266	53,859
U.S. Treasury Ultra Bond	16	12/19/19	3,071	12,945
U.S. Treasury 5 Year Note	347	12/31/19	41,345	164,003

				337,241

				$303,706

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date		Exercise Price		Notional Amount (000)	Value

Call
S&P 500 Index	Credit Suisse International	9,213	12/20/19	USD	3,150.00	USD	27,425	$113,320
S&P 500 Index	Citibank NA	7,763	01/17/20	USD	3,175.00	USD	23,108	124,208

								$237,528

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.IG.33.V1	1.00%	Quarterly	12/20/24	USD 1,510	$(30,479)	$(31,485)	$1,006

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

AT&T, Inc	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/21	USD 225	$(2,921)	$(2,819)	$(102)
Western Union Co. (The)	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/21	USD 100	(1,158)	210	(1,368)

						$(4,079)	$(2,609)	$(1,470)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

American Tower Corp.	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/21	BBB-	USD 475		$644	$(6,406)	$7,050

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Income Fund

Glossary of Terms Used in this Report

Currency

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviations

CLO	Collateralized Loan Obligation

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

LIBOR	London Interbank Offered Rate

OTC	Over-the-counter

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$38,036,268	$—	$38,036,268
Corporate Bonds(a)	—	190,446,049	—	190,446,049
Equity-Linked Notes(a)	—	16,920,651	—	16,920,651
Investment Companies	162,341,003	—	—	162,341,003
Preferred Securities:
Banks	366,750	3,280,999	—	3,647,749
Capital Markets	1,127,000	2,336,835	—	3,463,835
Commercial Services & Supplies	—	68,446	—	68,446
Consumer Finance	28,140	1,426,698	—	1,454,838
Diversified Financial Services	—	503,500	—	503,500
Insurance	393,900	1,254,488	—	1,648,388
Oil, Gas & Consumable Fuels	—	1,008,130	—	1,008,130
Short-Term Securities	11,569,877	—	—	11,569,877
Options Purchased:
Equity contracts	—	237,528	—	237,528

	$175,826,670	$255,519,592	$—	$431,346,262

Schedule of Investments (unaudited) (continued) September 30, 2019	BlackRock Managed Income Fund

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$8,056	$—	$8,056
Foreign currency exchange contracts	8,719	—	—	8,719
Interest rate contracts	328,522	—	—	328,522
Liabilities:
Credit contracts	—	(1,470)	—	(1,470)
Equity contracts	(33,535)	—	—	(33,535)

	$303,706	$6,586	$—	$310,292

(a)	See above Schedule of Investments for values in each industry.
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.